Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Income Per Share (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Net income (loss) attributable to OCC (numerator)	$ 684,227	$ (42,837)	$ 2,749,317
Shares (denominator) (in shares)	6,764,263	5,784,545	6,455,817
Net income (loss) attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)	$ 0.10	$ (0.01)	$ 0.43